UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21052

          BlackRock California Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock California Municipal Bond Trust (BZA)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—150.7%
		California—143.4%
AAA	$ 5,000	Anaheim Pub. Fin. Auth., Recreational Fac. Impvts. Lease Abatment RB, Pub. Impvt. Proj.,
		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$1,617,750
A+	1,175	City of Chula Vista, Indl. Dev. RB, San Diego Gas & Elec. Proj., 5.00%, 12/01/27, AMT	12/15 @ 102	1,250,741
A2	4,000	Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of San Diego Proj., Ser. A, 5.25%,
		10/01/30	10/12 @ 100	4,215,160
BBB	3,845	Foothill/Eastn. Transp. Corridor Agcy., Hwy. Tolls RB, Toll Road Proj., 5.75%, 1/15/40	01/10 @ 101	4,001,261
		Golden St. Tobacco Sec. Corp., Misc. Purposes Tobacco Settlement Funded RB,
BBB	2,000	Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,279,580
BBB	1,000	Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,149,930
AAA	2,500[3]	Ser. B, 5.50%, 6/01/13	N/A	2,779,325
AAA	1,300[3]	Ser. B, 5.625%, 6/01/13	N/A	1,454,609
A+	3,270	Hlth. Facs. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Valleycare Medical Ctr. Proj.,
		Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,469,830
		Infrastructure & Econ. Dev. Bank,
A	3,750	Hlth., Hosp. & Nursing Home Impvts. RB, The J. David Gladstone Proj., 5.25%,
		10/01/34	10/11 @ 101	3,948,637
AAA	2,100[3]	Hwy. Impvts. Tolls RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	2,423,316
AAA	3,500	Pub. Impvts Misc. RB, Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,707,830
AAA	3,000[3]	Rec. Facs. Impvts. Lease RB, Asian Museum Fndtn. of San Francisco Proj., 5.25%,
		6/01/07, MBIA	N/A	3,056,790
A3	1,745	Kaweah Delta Hlth. Care Dist., Hlth., Hosp. Nursing Home RB, 6.00%, 8/01/34	08/12 @ 102	1,926,096
		Lathrop Fin. Auth., Wtr. Util. Impvts. Wtr. RB, Wtr. Sply. Proj.,
NR	655	5.90%, 6/01/27	06/13 @ 100	692,964
NR	1,180	6.00%, 6/01/35	06/13 @ 100	1,252,889
		Live Oak Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO,
AAA	705	Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	239,108
AAA	795	Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	254,726
AAA	830	Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	251,482
AAA	865	Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	247,502
AAA	905	Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	244,495
AAA	945	Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	241,003
		Los Angeles Regl. Arpt. Impvt. Corp., Port, Arpt. & Marina RB, American Airlines, Inc. Proj.,
B	1,000	Ser. B, 7.50%, 12/01/24, AMT	12/12 @ 102	1,125,090
B	680	Ser. C, 7.50%, 12/01/24, AMT	12/12 @ 102	765,061
		Multi-Fam. Hsg. Pass-Through Certs., Local Hsg. RB,
Aa2	2,180	San Lucas Apts. LP Proj., Ser. 5, 5.95%, 11/01/34, AMT	12/11 @ 100	2,246,250
Aa2	2,365	Westgate Courtyard Apts. LP Proj., Ser. 3, 5.80%, 11/01/34, AMT	12/11 @ 100	2,433,088
AAA	2,400[3]	Orange Cnty. Cmnty. Facs. Dist., Pub. Impvts. ST, Ladera Ranch Proj., Ser. A, 6.00%,
		8/15/10	N/A	2,631,432
BBB+	3,000	Palm Springs, Local Hsg. RB, Millenium Hsg. Corp., 5.75%, 5/15/37	05/12 @ 102	3,210,090
AAA	3,000	Palm Springs Unified. Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax GO, Election 2004,
		Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	3,054,030
BBB	530	Poll. Ctrl. Fing. Auth., Rec. Recovery PCRB, Central Valley Wst. Svc. Proj., Ser. A-2,
		5.40%, 4/01/25, AMT	04/15 @ 101	568,929
NR	2,500	San Francisco City & Cnty. Redev. Agcy., Pub. Impvts ST, Cmnty. Facs. Dist. No. 6,
		Mission Bay South Beach Proj., 6.25%, 8/01/33	08/11 @ 101	2,666,625
AAA	15,000	Santa Ana Unified Sch. Dist., Sch. Impvts. Ad Valorem Ppty. Tax COP, Zero Coupon,
		4/01/29, FSA	No Opt. Call	5,407,650
AAA	2,500	Santa Clara Valley Wtr. Dist., Wtr. Util. Impvts. RB, Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,606,850
		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB,
BBB+	1,500	Daughters of Charity Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,598,025
A+	5,000	Kaiser Hosp. Asset Mgt. Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,316,100
AA-	3,250	Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,535,967

1

BlackRock California Municipal Bond Trust (BZA) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		California—(cont'd)
A+	$ 1,500	Torrance, Hlth., Hosp. & Nursing Home RB, Torrance Mem. Med. Ctr. Proj., Ser. A,
		5.50%, 6/01/31	06/11 @ 101	$1,601,865
				79,472,076
		Multi-State—7.3%
Baa1	3,500[4]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	4,078,585
		Total Long-Term Investments (cost $75,453,838)		83,550,661
	Shares
	(000)
		MONEY MARKET FUND—1.6%
NR	850	AIM Tax Free Cash Reserve Portfolio - Institutional Class (cost $850,000)	N/A	850,000
		Total Investments —152.3% (cost $76,303,8385)		$84,400,661
		Other assets in excess of liabilities —1.8%		1,008,192
		Preferred shares at redemption value, including dividends payable —(54.1)%		(29,978,329)
		Net Assets Applicable to Common Shareholders—100%		$55,430,524

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 7.3% of its net assets, with a current market value of $4,078,585, in securities restricted as to resale.

[5]	Cost for federal income tax purposes is $76,295,261. The net unrealized appreciation on a tax basis is $8,105,400, consisting of $8,105,400 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
AMT	—	Subject to Alternative Minimum Tax	PCRB	—	Pollution Control Revenue Bond
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock California Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007